SCHWAB INVESTMENTS

SCHWAB BOND FUNDS

Schwab YieldPlus Fund
Schwab Total Bond Market Fund

Supplement dated January 14, 2011 to the
Prospectus dated December 15, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On January 11, 2011, The Charles Schwab Corporation announced that two of its subsidiaries reached agreement with the U.S. Securities and Exchange Commission (the “SEC”), the Financial Industry Regulatory Authority (“FINRA”), and Illinois state securities regulators. Schwab Investments (the “trust”), Charles Schwab Investment Management, Inc. (“CSIM”), the trust’s investment adviser, and Charles Schwab & Co., Inc. (“Schwab”), the trust’s distributor, entered into a settlement with the SEC of a civil enforcement action for violations of securities laws in connection with the Schwab YieldPlus Fund’s investment policy, disclosures, marketing and procedures regarding material non-public information and the Schwab Total Bond Market Fund’s investment policy. Schwab entered into a settlement with FINRA in connection with violations of FINRA rules in connection with the disclosure and marketing of the Schwab YieldPlus Fund. CSIM and Schwab entered into a settlement with Illinois state securities regulators in connection with the Schwab YieldPlus Fund. Without admitting or denying liability, CSIM and Schwab agreed to pay the SEC, FINRA and Illinois state securities regulators a total of $119 million, most of which will be distributed to affected fund shareholders. Neither the trust nor either of the funds will pay any amounts under the settlement. The settlement is subject to approval by a U.S. District Court. Additionally, on January 11, 2011, the SEC brought complaints against the trust’s former President and Chief Executive Officer and former Chief Investment Officer — Fixed Income, which remain ongoing. Accordingly, the Prospectus, which can be found online at www.schwabfunds.com/prospectus, is being revised to reflect the following changes:

1.	Paragraph 5 of the “Legal Proceedings — Schwab YieldPlus” Section on Pages 46-47 of the Prospectus is deleted and replaced in its entirety with the following:

Separately, the fund responded to investigations by federal and state regulators regarding these matters. On October 14, 2009, the trust received a Wells notice from the staff of the Securities and Exchange Commission (“SEC”) regarding the staff’s preliminary determination to recommend the filing of a civil enforcement action against the trust, CSIM and Schwab (the “Schwab Parties”) for possible violations of the securities laws with respect to the fund. On October 27, 2009, the trust also received a Wells notice from FINRA regarding a preliminary determination to recommend disciplinary action against CSIM and Schwab for possible violation of FINRA rules with respect to the fund. The Schwab Parties responded to the notices to explain why they believed enforcement charges were unwarranted. On January 11, 2011, the trust, CSIM and Schwab entered into a settlement with the SEC of a civil enforcement action for violations of securities laws in connection with the fund’s investment policy, disclosures, marketing and procedures regarding material non-public information. Concurrently, Schwab entered into a settlement with FINRA in connection with violations of FINRA rules in connection with the disclosure and marketing of the fund. On the same date, CSIM and Schwab also entered into a settlement with Illinois state securities regulators regarding these matters. Without admitting or denying liability, CSIM and Schwab agreed to pay the SEC, FINRA and Illinois state securities regulators a total of $119 million in connection with the fund and the Schwab Total Bond Market Fund, most of which will be distributed to affected fund shareholders. Neither the trust nor the fund will pay any amounts under the settlement. The SEC settlement is subject to approval by a U.S. District Court. Additionally, on January 11, 2011, the SEC brought complaints against the trust’s former President and CEO and former Chief Investment Officer — Fixed Income, which remain ongoing.

2.	Paragraph 3 and Paragraph 4 of the “Legal Proceedings — Schwab Total Bond Market Fund” Section on Page 47 of the Prospectus are deleted and replaced in their entirety with the following:

The SEC Wells notice received by Schwab on October 14, 2009, concerning the Schwab YieldPlus Fund, also provided notice of the staff’s intention to recommend the inclusion of additional charges against the trust and CSIM and Schwab for possible violations of the securities laws with respect to the Schwab Total Bond Market Fund. The trust responded to the SEC Wells notice to explain why the proposed charges regarding the Schwab Total Bond Market Fund were unwarranted. On January 11, 2011, the trust, CSIM and Schwab entered into a settlement with the SEC of a civil enforcement action for violations of securities laws in connection with the investment policy of the fund. Without admitting or denying liability, CSIM and Schwab agreed to pay the SEC, FINRA and Illinois state securities regulators a total of $119 million in connection with the Schwab YieldPlus Fund and the fund, most of which will be distributed to affected fund shareholders. Neither the trust nor the fund will pay any amounts under the settlement. The settlement is subject to approval by a U.S. District Court. Additionally, on January 11, 2011, the SEC brought complaints against the trust’s former President and CEO and former Chief Investment Officer — Fixed Income, which remain ongoing.

Charles Schwab & Co., Inc. Member SIPC

REG60310-00 (01/11) © 2011 All Rights Reserved

SCHWAB INVESTMENTS

SCHWAB BOND FUNDS

Schwab Inflation Protected Fund

Supplement dated January 14, 2011 to the
Prospectus dated December 15, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Prospectus, which can be found online at www.schwabfunds.com/prospectus, is being revised to reflect the following change:

Paragraph 2 of the “Distribution and taxes” Section on Page 54 of the Prospectus is deleted and replaced in its entirety with the following:

As a shareholder, you are entitled to your share of the dividends and gains a fund earns. Each fund distributes to its shareholders substantially all of its net investment income and net capital gains, if any. Each fund declares a dividend every business day, with the exception of the Schwab Inflation Protected Fund, which declares a dividend at the end of each calendar quarter, based on its determination of its net investment income. Each fund pays its dividends on the last business day of each month, with the exception of the Schwab Inflation Protected Fund which pays its dividends at the end of each calendar quarter. Although it cannot be guaranteed by the funds, the funds do not expect to make distributions that will be treated as return of capital. The funds expect to pay any capital gain distributions in December of every year to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of each fund’s capital gain distribution, if any, may be made available on the fund’s website: www.schwab.com/schwabfunds.

Charles Schwab & Co., Inc. Member SIPC
REG60341-00 (01/11) © 2011 All Rights Reserved

SCHWAB INVESTMENTS
Schwab Bond Funds and Schwab Tax-Free Bond Funds
Supplement dated January 14, 2011 to the
Statement of Additional Information dated December 15, 2010

This supplement provides new and additional information beyond that contained in the Statements of Additional Information and should be read in conjunction with the
Statements of Additional Information.
Effective January 1, 2011, David L Mahoney and Kiran M. Patel began their service as members of the Boards of Trustees of the Trusts. Accordingly, the “Management Table”, “Board Leadership Structure”, “Board Oversight of Risk Management” and “Individual Trustee Qualifications” sections of the Statement of Additional Information are replaced in their entirety with the following:

NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH THE
TRUST;		NUMBER OF
(TERM OF		PORTFOLIOS IN
OFFICE AND	PRINCIPAL OCCUPATIONS	FUND COMPLEX
LENGTH OF	DURING THE PAST FIVE	OVERSEEN BY	OTHER DIRECTORSHIPS DURING
TIME SERVED1)	YEARS	THE TRUSTEE	THE PAST FIVE YEARS
INDEPENDENT TRUSTEES

Mariann Byerwalter 1960 Trustee (Trustee since 2000)	Chairman of JDN Corporate Advisory LLC.	73	Director, Redwood Trust, Inc. (1998 — present) Director, PMI Group Inc. (2001 — 2009)

John F. Cogan 1947 Trustee (Trustee since 2008)	Senior Fellow: The Hoover Institution at Stanford University (Oct. 1979 — present); Senior Fellow Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University (Sept. 1994 — present).	73	Director, Gilead Sciences, Inc. (2005 — present) Director, Monaco Coach Corporation (2005 — 2009)

William A. Hasler 1941 Trustee (Trustee since 2000)	Dean Emeritus, Haas School of Business, University of California, Berkeley (July 1998 — present).	73	Director, Ditech Networks Corporation (1997 — present)

Director, TOUSA (1998 — present)

Director, Mission West Properties (1998 — present)

Director, Globalstar, Inc. (2009 — present)

Director, Harris-Stratex Networks (2001 — present)

Director, Aphton Corp. (1991 — 2007)

Director, Solectron Corporation (1998 —2007)

Director, Genitope Corporation (2000 —2009)

NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH THE
TRUST;		NUMBER OF
(TERM OF		PORTFOLIOS IN
OFFICE AND	PRINCIPAL OCCUPATIONS	FUND COMPLEX
LENGTH OF	DURING THE PAST FIVE	OVERSEEN BY	OTHER DIRECTORSHIPS DURING
TIME SERVED1)	YEARS	THE TRUSTEE	THE PAST FIVE YEARS
David L. Mahoney 1954 Trustee (Trustee since 2011)	Private Investor.	73	Director, Symantec Corporation (2003 — present) Director, Corcept Therapeutics Incorporated (2004 — present) Director, Tercica Inc. (2004 — 2008)

Kiran M. Patel 1948 Trustee (Trustee since 2011)	Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services for consumers and small businesses) (Dec. 2008 — present); Senior Vice President and General Manager of Consumer Group, Intuit, Inc. (June 2007 — Dec. 2008); Senior Vice	73	Director, KLA-Tencor Corporation (2008 — present) Director, BEA Systems, Inc. (2007 — 2008) Director, Eaton Corp. (2003 -2006)
	President and Chief Financial Officer, Intuit, Inc. (Sept. 2005 — Jan. 2008).

Gerald B. Smith 1950 Trustee (Trustee since 2000)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (1990 —present).	73	Lead Independent Director, Board of Cooper Industries (2002 — present) Director and Chairman of the Audit Committee, Oneok Partners LP (2003 — present) Director, Oneok, Inc. (2009 — present)

Joseph H. Wender 1944 Trustee (Trustee since 2008)	Senior Consultant, Goldman Sachs & Co., Inc. (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (February 1998 — present); Senior Director, Chairman of the Finance Committee, GSC Group (July 2005 — Dec. 2007); General Partner, Goldman Sachs & Co., Inc. (Oct. 1982 — June 2005).	73	Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 — present)

NAME, YEAR OF
BIRTH, AND
POSITION(S) WITH THE
TRUST;		NUMBER OF
(TERM OF		PORTFOLIOS IN
OFFICE AND	PRINCIPAL OCCUPATIONS	FUND COMPLEX
LENGTH OF	DURING THE PAST FIVE	OVERSEEN BY	OTHER DIRECTORSHIPS DURING
TIME SERVED1)	YEARS	THE TRUSTEE	THE PAST FIVE YEARS
INTERESTED TRUSTEES

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of since 1991)	Chairman and Director, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	73	None.

Walter W. Bettinger II2 1960 Trustee (Trustee since 2008)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank.

From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.

	Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None.

NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME
SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS

Marie Chandoha 1961 (President and Chief Executive Officer since 2010)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 — present); Director, President and Chief Executive Officer (Dec. 2010 — present), Chief Investment Officer (Sept. 2010 — present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 — present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 — August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 — March 2007).

NAME, YEAR OF BIRTH, AND
POSITION(S) WITH THE TRUST;
(TERM OF OFFICE AND LENGTH OF TIME
SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
George Pereira 1964 (Treasurer and Principal Financial Officer since 2004)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc. (November 2004 — present); Treasurer and Chief Financial Officer, Laudus Funds (2006 — present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 — present) and Schwab ETFs (Oct. 2009 — present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (Sept. 2002 — present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006- June 2007).

Koji E. Felton 1961 (Secretary and Chief Legal Officer since 1998)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 — present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 — present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 — present); Chief Legal Officer and Secretary, Schwab Funds (No. 1998 — present) and Schwab ETFs (Oct. 2009 — present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006-June 2007).

Catherine MacGregor 1964 (Vice President since 2005)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005-present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (March 2007-present), Laudus Funds; Vice President and Assistant Clerk, Schwab Funds (June 2007 — present) and Schwab ETFs (Oct. 2009-present).

Michael Haydel 1972 (Vice President since 2006)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004-present); Vice President (Sept. 2005-present), Anti-Money Laundering Officer (Oct. 2005-Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 — present) and Schwab ETFs (Oct. 2009-present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds® retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the Schwab Funds retirement policy also requires any independent trustee of the Schwab Funds who also serves as an independent trustee of the Laudus Funds to retire from the Boards of the Schwab Funds upon their required retirement date from either the Boards of Trustees of the Schwab Funds or the Laudus Funds, whichever comes first.

[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser. In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
Board Leadership Structure
The Chairman of the Board of Trustees, Charles R. Schwab, is Chairman of the Board of Directors of The Charles Schwab Corporation and an interested person of the trusts as that term is defined in the Investment Company Act of 1940. The trusts do not have a single lead independent trustee. The Board is comprised of a super-majority (77 percent) of trustees who are not interested persons of the trusts (i.e., “independent trustees”). There are three primary committees of the Board: the Audit and Compliance Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the trusts. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the trusts constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.
Board Oversight of Risk Management
Like most mutual funds, fund management and its other service providers have responsibility for day-to-day risk management for the funds. The Board duties, as part of its risk oversight of the trusts, consists of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the trusts may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of a fund’s portfolio. The Audit and Compliance Committee meets with the funds’ Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the trusts and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.
The Board recognizes that not all risks that may affect the funds can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the funds, their management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve each fund’s investment objective. As a result of the foregoing and other factors, the funds’ ability to manage risk is subject to significant limitations.
Individual Trustee Qualifications
The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the trusts provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the trusts, and to exercise their business judgment in a manner that serves the best interests of the trusts’ shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.
The Board has concluded that Mr. Bettinger should serve as trustee of the trusts because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Schwab Funds since 2008.
The Board has concluded that Ms. Byerwalter should serve as trustee of the trusts because of the experience she gained as chairman of her own corporate advisory and consulting firm and as former chief financial officer of a university and a bank, the experience she has gained serving as trustee of the Schwab Funds since 2000 and the Laudus Funds since 2004, and her service on other public company and mutual insurance company boards.
The Board has concluded that Mr. Cogan should serve as trustee of the trusts because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as trustee of the Schwab Funds since 2008, and his service on other public company boards.
The Board has concluded that Mr. Hasler should serve as trustee of the trusts because of the experience he gained serving as former vice chair of the consulting practice of an accounting firm and as former co-chief executive officer of a public company, his service as former dean of a business school, the experience he has gained serving as trustee of the Schwab Funds since 2000 and the Laudus Funds since 2004, his service on other public company boards, and his experience serving as Chair of the trusts’ Audit and Compliance Committee.

The Board has concluded that Mr. Mahoney should serve as a trustee of the trusts because of the experience he gained as co-chief executive officer of a healthcare services company, and his service on other public company boards.
The Board has concluded that Mr. Patel should serve as a trustee of the trusts because of the experience he gained as executive vice president, general manager and chief financial officer of a software company, and his service on other public company boards.
The Board has concluded that Mr. Schwab should serve as trustee of the trusts because of the experience he has gained as founder and chairman of the board of Schwab, and subsequently its parent corporation, The Charles Schwab Corporation, his experience in and knowledge of the financial services industry, the experience he has gained serving as Chairman of the Board of Trustees of the Schwab Funds since their inception, and his former service on other public company boards.
The Board has concluded that Mr. Smith should serve as trustee of the trusts because of the experience he has gained as managing partner of his own investment advisory firm, the experience he has gained serving as trustee of the Schwab Funds since 2000, his service on other public company boards, and his experience serving as Chair of the trusts’ Investment Oversight Committee.
The Board has concluded that Mr. Wender should serve as trustee of the trusts because of the experience he gained serving as former partner and chairman of the finance committee of an investment bank, the experience he has gained serving as trustee of the Schwab Funds since 2008, and his service on other public company boards.
REG60342-00